Financial Income and Costs	12 Months Ended
Dec. 31, 2020
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Financial Income and Costs
28.	Financial Income and Costs
Details of financial income for the years ended December 31, 2018, 2019 and 2020, are as follows:

(In millions of Korean won)	2018		2019		2020
Interest income	￦	244,796	￦	282,704	￦	270,571
Gain on foreign currency transactions		17,175		24,596		17,493
Gain on foreign currency translation		3,691		17,979		164,351
Gain on settlement of derivatives		27,950		9,016		9,397
Gain on valuation of derivatives		66,305		77,353		172
Others		14,326		12,747		36,630

Total	￦	374,243	￦	424,395	￦	498,614

Details of financial costs for the years ended December 31, 2018, 2019 and 2020, are as follows:

(In millions of Korean won)	2018		2019		2020
Interest expenses	￦	296,874	￦	278,427	￦	263,579
Loss on foreign currency transactions		49,156		30,267		27,805
Loss on foreign currency translation		72,642		93,977		26,340
Loss on settlement of derivatives		—		20		1,406
Loss on valuation of derivatives		2,045		15,867		163,763
Loss on disposal of trade receivables		13,818		11,298		8,152
Others		1,124		2,277		16,338

Total	￦	435,659	￦	432,133	￦	507,383